united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

Semi-Annual Report
December 31, 2016

1-877-7PWRINC
1-877-779-7462

www.powermutualfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Power Income Fund, Power Dividend Index Fund or Power Momentum Index Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Power Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, compared to its benchmarks:

	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Power Income Fund - Class A	2.45%	5.78%	3.30%	2.60%	N/A
Power Income Fund - Class A with load	(2.69)%	0.51%	2.25%	1.76%	N/A
Power Income Fund - Class C	1.97%	4.87%	N/A	N/A	0.63%
Power Income Fund - Class I	2.61%	5.94%	3.54%	2.83%	N/A
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	(2.53)%	2.65%	2.23%	2.86%	1.69%
Merrill Lynch U.S. High Yield Master II Index (d)	7.47%	17.49%	7.35%	7.24%	4.75%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2016 is 1.70%, 2.45% and 1.45%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(d)	The Merrill Lynch U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of December 31, 2016

Holdings By Investment Type	% of Net Assets
Mutual Fund - Debt	79.8%
Exchange Traded Fund - Debt	14.8%
Money Market Funds	5.2%
Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Power Dividend Index Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, compared to its benchmark:

	Six Months	One Year	Since Inception (a)	Since Inception (b)
Power Dividend Index Fund - Class A	6.90%	13.93%	7.09%	N/A
Power Dividend Index Fund - Class A with load	1.51%	8.24%	5.35%	N/A
Power Dividend Index Fund - Class C	6.48%	13.14%	N/A	1.99%
Power Dividend Index Fund - Class I	7.01%	14.21%	7.34%	N/A
S&P 500 Total Return Index (c)	3.82%	11.96%	10.51%	6.12%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2016 is 1.61%, 2.36% and 1.36% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2016

Holdings By Industry Group	% of Net Assets
Electric	10.5%
Pharmaceuticals	10.4%
Telecommunications	10.2%
Chemicals	8.0%
Oil&Gas	6.2%
Computers	5.9%
Diversified Finan Serv	5.8%
Pipelines	4.2%
Agriculture	4.2%
Miscellaneous Manufactur	4.0%
Other Industries	30.7%
Liabilities In Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Power Momentum Index Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the period ended December 31, 2016, compared to its benchmark:

Since Inception (a)
Power Momentum Index Fund - Class A	(1.20)%
Power Momentum Index Fund - Class A with load	(6.17)%
Power Momentum Index Fund - Class C	(1.20)%
Power Momentum Index Fund - Class I	(1.20)%
S&P 500 Total Return Index (b)	(1.08)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated June 28, 2016 as amended January 10, 2017 is 1.95%, 2.70% and 1.70% for Class A, Class C, and Class I shares, respectively. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 31, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 2.25%, 3.00% and 2.00% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2016

Holdings By Industry Group/Investment Type	% of Net Assets
Exchange Traded Funds - Debt	41.1%
Banks	7.9%
Oil & Gas Services	6.0%
Semiconductors	6.0%
Retail	5.3%
Media	4.1%
Computers	4.0%
Oil & Gas	3.9%
Transportation	3.9%
Airlines	3.8%
Other Industries	14.0%
Other Assets Less Liabilities	0.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Power Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Value
	MUTUAL FUNDS - 79.8%
	DEBT FUNDS - 79.8%
1,596,457	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	$16,347,720
4,064,378	BlackRock High Yield Portfolio - Institutional Class	31,051,846
2,185,194	Columbia High Yield Bond Fund - Retail Class	6,380,766
906,946	Deutsche High Income Fund - Institutional Class	4,253,576
432,549	Hartford High Yield Fund -Institutional Class	3,179,232
2,038,809	Invesco High Yield Fund - Retail Class	8,481,444
2,319,184	JPMorgan High Yield Fund - Institutional Class	17,045,999
1,405,254	Lord Abbett High Yield Fund - Institutional Class	10,595,613
424,928	MainStay High Yield Corporate Bond Fund - Institutional Class	2,439,089
670,434	Metropolitan West High Yield Bond Fund - Institutional Class	6,355,712
1,218,212	Neuberger Berman High Income Bond Fund - Institutional Class	10,598,443
451,732	Northeast Investors Trust - Retail Class	2,141,209
2,408,547	PIMCO High Yield Fund - Institutional Class	21,219,298
1,569,993	RidgeWorth Seix Floating Rate High Income Fund - Institutional Class	13,721,737
660,932	RidgeWorth Seix High Income Fund - Institutional Class	4,249,796
510,320	RidgeWorth Seix High Yield Fund - Institutional Class	4,235,656
928,185	SEI Institutional Managed Trust - High Yield Bond Fund - Institutional Class	6,395,192
	TOTAL MUTUAL FUNDS (Cost - $165,792,449)	168,692,328

	EXCHANGE TRADED FUNDS - 14.8%
	DEBT FUNDS - 14.8%
144,648	iShares iBoxx $ High Yield Corporate Bond ETF	12,519,284
31,212	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	3,116,830
342,893	SPDR Bloomberg Barclays High Yield Bond ETF	12,498,450
112,924	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,125,736
	TOTAL EXCHANGE TRADED FUNDS (Cost - $31,083,574)	31,260,300

	SHORT-TERM INVESTMENTS - 5.2%
	MONEY MARKET FUNDS - 5.2%
98,925	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.31% *	98,925
104,428	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.39% *	104,428
10,756,032	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.45% *	10,756,032
94,940	STIT-Government & Agency Portfolio - Private Investment, 0.14% *	94,940
	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,054,325)	11,054,325

	TOTAL INVESTMENTS - 99.8% (Cost - $207,930,348) (a)	$211,006,953
	OTHER ASSETS LESS LIABILITIES - 0.2%	444,833
	NET ASSETS - 100.0%	$211,451,786

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

*	Money market fund; interest rate reflects effective yield on December 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $208,240,389 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,793,630
Unrealized depreciation	(27,066)
Net unrealized appreciation	$2,766,564

See accompanying notes to financial statements.

Power Dividend Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Value
	COMMON STOCK - 98.9%
	AGRICULTURE - 4.2%
197,679	Altria Group, Inc.	$13,367,054
145,176	Philip Morris International, Inc.	13,282,152
		26,649,206
	AUTO MANUFACTURERS - 3.8%
994,690	Ford Motor Co.	12,065,590
347,846	General Motors Co.	12,118,955
		24,184,545
	BEVERAGES - 2.0%
311,919	Coca-Cola Co.	12,932,162

	CHEMICALS - 8.0%
423,235	CF Industries Holdings, Inc.	13,323,438
227,000	Dow Chemical Co.	12,988,940
148,153	LyondellBasell Industries	12,708,564
416,929	Mosaic Co.	12,228,528
		51,249,470
	COMPUTERS - 5.9%
830,175	HP, Inc.	12,319,797
78,667	International Business Machines Corp.	13,057,935
332,677	Seagate Technology PLC	12,698,281
		38,076,013
	COSMETICS/PERSONAL CARE - 2.0%
155,275	Procter & Gamble Co.	13,055,522

	DIVERSIFIED FINANCIAL SERVICES - 5.8%
399,511	Invesco Ltd.	12,121,164
756,856	Navient Corp.	12,435,144
171,018	T. Rowe Price Group, Inc.	12,870,815
		37,427,123
	ELECTRIC - 10.5%
172,786	Duke Energy Corp.	13,411,649
185,137	Entergy Corp.	13,602,015
426,307	FirstEnergy Corp.	13,202,728
390,943	PPL Corp.	13,311,609
273,272	Southern Co.	13,442,250
		66,970,251
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
227,863	Emerson Electric Co.	12,703,362

	ELECTRONICS - 2.0%
261,907	Garmin Ltd.	12,699,871

	FOREST PRODUCTS & PAPER - 2.0%
243,360	International Paper Co.	12,912,682

	HOUSEHOLD PRODUCTS - 2.0%
114,300	Kimberly-Clark Corp.	13,043,916

	INSURANCE - 2.1%
258,078	Arthur J Gallagher & Co.	13,409,733

	MACHINERY - CONSTRUCTION & MINING - 2.0%
137,137	Caterpillar, Inc.	12,718,085

	MISCELLANEOUS MANUFACTURING - 4.0%
188,410	Eaton Corp. PLC	12,640,427
412,210	General Electric Co.	13,025,836
		25,666,263
	OFFICE/BUSINESS EQUIPMENT - 3.8%
827,011	Pitney Bowes, Inc.	12,562,297
1,384,793	Xerox Corp.	12,089,243
		24,651,540

See accompanying notes to financial statements.

Power Dividend Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2016

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	OIL & GAS - 6.2%
113,113	Chevron Corp.	$13,313,400
185,606	Occidental Petroleum Corp.	13,220,715
192,648	Valero Energy Corp.	13,161,711
		39,695,826
	PHARMACEUTICALS - 10.4%
212,867	AbbVie, Inc.	13,329,732
193,058	Eli Lilly & Co.	14,199,416
116,695	Johnson & Johnson	13,444,431
213,959	Merck & Co., Inc.	12,595,766
413,263	Pfizer, Inc.	13,422,782
		66,992,127
	PIPELINES - 4.2%
229,790	ONEOK, Inc.	13,192,244
433,757	Williams Cos., Inc.	13,507,193
		26,699,437
	RETAIL - 1.9%
1,308,599	Staples, Inc.	11,842,821

	SAVINGS & LOANS - 2.0%
657,322	People’s United Financial, Inc.	12,725,754

	TELECOMMUNICATIONS - 10.2%
324,431	AT&T, Inc.	13,798,051
543,135	CenturyLink, Inc.	12,915,750
435,809	Cisco Systems, Inc.	13,170,148
3,569,451	Frontier Communications Corp.	12,064,744
254,427	Verizon Communications, Inc.	13,581,313
		65,530,006
	TOYS/GAMES/HOBBIES - 1.9%
444,233	Mattel, Inc.	12,238,619

	TOTAL COMMON STOCK (Cost - $611,877,069)	634,074,334

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUNDS - 1.2%
4,385	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.31% *	4,385
6,040	Fidelity Ivestments Money Market Funds - Government Portfolio - Class I, 0.39% *	6,040
7,552,317	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.45% *	7,552,317
4,805	STIT-Government & Agency Portfolio - Private Investment, 0.14% *	4,805
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,567,547)	7,567,547

	TOTAL INVESTMENTS - 100.1% (Cost - $619,444,616) (a)	$641,641,881
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(554,051)
	NET ASSETS - 100.0%	$641,087,830

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on December 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $619,827,261 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$40,080,545
Unrealized depreciation	(18,265,925)
Net unrealized appreciation	$21,814,620

See accompanying notes to financial statements.

Power Momentum Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Value
	COMMON STOCK - 57.9%
	AIRLINES - 3.8%
38	Delta Air Lines, Inc.	$1,869
26	United Continental Holdings, Inc. *	1,895
		3,764
	BANKS - 7.9%
56	Citizens Financial Group, Inc.	1,995
28	Comerica, Inc.	1,907
8	Goldman Sachs Group, Inc.	1,916
107	KeyCorp.	1,955
		7,773
	BUILDING MATERIALS - 1.8%
8	Martin Marietta Materials, Inc.	1,772

	CHEMICALS - 3.8%
33	FMC Corp.	1,867
22	LyondellBasell Industries	1,887
		3,754
	COMMERCIAL SERVICES - 2.0%
56	Quanta Services, Inc. *	1,952

	COMPUTERS - 4.0%
61	CRSA, Inc.	1,942
29	Western Digital Corp.	1,971
		3,913
	INSURANCE - 1.9%
18	Prudential Financial, Inc.	1,873

	IRON/STEEL - 1.8%
30	Nucor Corp.	1,786

	MEDIA - 4.1%
32	CBS Corp.	2,036
21	Time Warner, Inc.	2,027
		4,063
	MINING - 1.7%
125	Freeport-McMoRan, Inc. *	1,649

	OIL & GAS - 3.9%
28	Anadarko Petroleum Corp.	1,953
30	Apache Corp.	1,904
		3,857
	OIL & GAS SERVICES - 6.0%
30	Baker Hughes, Inc.	1,949
56	FMC Technologies, Inc. *	1,990
37	Halliburton Co.	2,001
		5,940
	RETAIL - 5.3%
25	Darden Resturants, Inc.	1,818
34	Kohl’s Corp.	1,679
23	Tiffany & Co.	1,781
		5,278
	SEMICONDUCTORS - 6.0%
27	Analog Devices, Inc.	1,961
25	KLA-Tencor Corp.	1,967
32	Linear Technology Corp.	1,995
		5,923
	TRANSPORTATION - 3.9%
53	CSX Corp.	1,904
20	JB Hunt Transport Services, Inc.	1,941
		3,845

	TOTAL COMMON STOCK (Cost - $58,436)	57,142

See accompanying notes to financial statements.

Power Momentum Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2016

Shares		Value
	EXCHANGED TRADED FUNDS - 41.1%
	DEBT FUND - 41.1%
481	iShares 1-3 Year Treasury Bond ETF	$40,620
	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,563)

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUNDS - 1.0%
1,002	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.45% **	1,002
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,002)

	TOTAL INVESTMENTS - 100.0% (Cost - $100,001) (a)	$98,764
	OTHER ASSETS LESS LIABILITIES - 0.0%	9
	NET ASSETS - 100.0%	$98,773

PLC - Public Limited Company

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on December 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $100,001 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$58
Unrealized depreciation	(1,295)
Net unrealized depreciation	$(1,237)

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2016

	Power Income	Power Dividend	Power Momentum
	Fund	Index Fund	Index Fund
ASSETS
Investment securities:
At cost	$207,930,348	$619,444,616	$100,001
At value	$211,006,953	$641,641,881	$98,764
Dividends and interest receivable	662,217	1,294,261	37
Receivable for Fund shares sold	449,265	1,591,096	—
Receivable for securities sold	—	190,147	—
Due from advisor	—	—	2,313
Prepaid expenses and other assets	54,963	45,824	—
TOTAL ASSETS	212,173,398	644,763,209	101,114

LIABILITIES
Due to custodian	—	256,185	—
Payable for Fund shares repurchased	405,397	651,162	—
Investment advisory fees payable	178,149	534,821	—
Payable to related parties	55,971	69,661	561
Distribution (12b-1) fees payable	10,149	83,302	—
Payable for investments purchased	—	2,032,666	—
Accrued expenses and other liabilities	71,946	47,582	1,780
TOTAL LIABILITIES	721,612	3,675,379	2,341
NET ASSETS	$211,451,786	$641,087,830	$98,773

COMPOSITION OF NET ASSETS:
Paid in capital	$218,789,804	$607,099,666	$100,000
Undistributed net investment income	1,389,935	101,379	10
Accumulated net realized gain (loss) from security transactions	(11,804,558)	11,689,520	—
Net unrealized appreciation (depreciation) of investments	3,076,605	22,197,265	(1,237)
NET ASSETS	$211,451,786	$641,087,830	$98,773

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$33,338,454	$229,867,598	$9,877
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,324,654	19,865,325	1,000
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.03	$11.57	$9.88
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (b)	$10.56	$12.18	$10.40

Class C Shares:
Net Assets	$3,712,890	$42,737,355	$99
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	373,688	3,717,054	10
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a) (c)	$9.94	$11.50	$9.88	(d)

Class I Shares:
Net Assets	$174,400,442	$368,482,877	$88,797
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,368,984	31,824,889	8,990
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.04	$11.58	$9.88

(a)	Redemptions of Power Dividend Index Fund and Power Momentum Index Fund shares made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $50,000 or more, the offering price is reduced.

(c)	Class C shares purchased on or before January 1, 2015 and sold within one year of purchase are subject to a contingent deferred sales charge of 1.00%.

(d)	Net assets divided by shares outstanding does not equal net asset value per share due to rounding.

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months or Period Ended December 31, 2016

	Power Income	Power Dividend	Power Momentum
	Fund	Index Fund	Index Fund (a)
INVESTMENT INCOME
Dividends (includes foreign tax withholding of $0, $21,050, $0, respectively)	$3,605,614	$10,279,113	$37
Interest	87,807	12,484	1
TOTAL INVESTMENT INCOME	3,693,421	10,291,597	38

EXPENSES
Investment advisory fees	1,036,018	2,748,633	11
Distribution (12b-1) fees:
Class A	40,884	242,311	—
Class C	17,685	183,501	—
Administration fees	98,005	205,247	56
Non 12b-1 shareholder servicing fees	67,913	103,172	27
Transfer agent fees	31,334	70,092	110
Accounting services fees	31,027	44,373	395
Registration fees	25,273	30,244	656
Printing and postage expenses	20,163	20,163	110
Custodian fees	15,204	21,171	55
Legal fees	10,081	10,080	219
Audit fees	8,163	7,910	340
Trustees’ fees and expenses	7,562	7,562	164
Compliance officer fees	7,057	8,066	175
Insurance expense	4,060	5,532	6
Other expenses	5,041	7,493	28
TOTAL EXPENSES	1,425,470	3,715,550	2,352
Less: Fees waived by the Advisor	—	—	(2,324)
NET EXPENSES	1,425,470	3,715,550	28

NET INVESTMENT INCOME	2,267,951	6,576,047	10

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	1,192,569	28,178,375	—
Net change in unrealized appreciation (depreciation) on investments	1,615,071	385,868	(1,237)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,807,640	28,564,243	(1,237)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,075,591	$35,140,290	$(1,227)

(a)	The Power Momentum Index Fund commenced operations on December 23, 2016.

See accompanying notes to financial statements.

Power Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
FROM OPERATIONS
Net investment income	$2,267,951	$494,233
Net realized gain from security transactions	1,192,569	164,819
Distributions of realized gains from underlying investment companies	—	590,237
Net change in unrealized appreciation on investments	1,615,071	1,461,534
Net increase in net assets resulting from operations	5,075,591	2,710,823

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(205,477)	(161,462)
Class C	(15,217)	(11,830)
Class I	(1,149,772)	(1,311,510)
Net decrease in net assets resulting from distributions to shareholders	(1,370,466)	(1,484,802)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,590,149	13,149,285
Class C	1,096,605	1,244,879
Class I	29,360,986	38,188,678
Net asset value of shares issued in reinvestment of distributions:
Class A	185,999	144,315
Class C	12,951	9,957
Class I	926,211	1,090,478
Payments for shares redeemed:
Class A	(8,129,841)	(12,425,880)
Class C	(683,025)	(356,494)
Class I	(24,297,941)	(107,681,900)
Net increase (decrease) in net assets resulting from shares of beneficial interest	10,062,094	(66,636,682)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,767,219	(65,410,661)

NET ASSETS
Beginning of Period	197,684,567	263,095,228
End of Period *	$211,451,786	$197,684,567
*Includes undistributed net investment income of:	$1,389,935	$492,450

SHARE ACTIVITY
Class A:
Shares Sold	1,160,238	1,355,985
Shares Reinvested	18,656	15,127
Shares Redeemed	(815,946)	(1,283,096)
Net increase in shares of beneficial interest outstanding	362,948	88,016

Class C:
Shares Sold	110,654	128,899
Shares Reinvested	1,308	1,054
Shares Redeemed	(69,099)	(37,043)
Net increase in shares of beneficial interest outstanding	42,863	92,910

Class I:
Shares Sold	2,934,507	3,951,258
Shares Reinvested	92,807	114,305
Shares Redeemed	(2,435,659)	(11,152,157)
Net increase (decrease) in shares of beneficial interest outstanding	591,655	(7,086,594)

See accompanying notes to financial statements.

Power Dividend Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
FROM OPERATIONS
Net investment income	$6,576,047	$373,331
Net realized gain (loss) from security transactions	28,178,375	(12,548,212)
Net change in unrealized appreciation on investments	385,868	29,473,777
Net increase in net assets resulting from operations	35,140,290	17,298,896

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(2,213,814)	(196,107)
Class C	(294,797)	(5,268)
Class I	(4,042,051)	(914,444)
From net realized gains:
Class A	—	(1,931,699)
Class C	—	(352,129)
Class I	—	(4,603,804)
From return of capital:
Class A	—	(232,609)
Class I	—	(506,792)
Net decrease in net assets resulting from distributions to shareholders	(6,550,662)	(8,742,852)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	96,075,543	113,736,725
Class C	13,184,893	19,620,318
Class I	126,905,013	152,636,956
Net asset value of shares issued in reinvestment of distributions:
Class A	1,990,659	2,195,316
Class C	275,204	331,498
Class I	3,786,974	5,758,970
Redemption fee proceeds:
Class A	14,723	7,489
Class C	10	876
Class I	594	17,413
Payments for shares redeemed:
Class A	(41,215,766)	(57,237,055)
Class C	(2,997,242)	(3,111,533)
Class I	(51,996,904)	(134,938,685)
Net increase in net assets resulting from shares of beneficial interest	146,023,701	99,018,288

TOTAL INCREASE IN NET ASSETS	174,613,329	107,574,332

NET ASSETS
Beginning of Period	466,474,501	358,900,169
End of Period *	$641,087,830	$466,474,501
*Includes undistributed net investment income of:	$101,379	$75,994

SHARE ACTIVITY
Class A:
Shares Sold	8,426,901	10,773,726
Shares Reinvested	173,471	212,274
Shares Redeemed	(3,621,616)	(5,442,235)
Net increase in shares of beneficial interest outstanding	4,978,756	5,543,765

Class C:
Shares Sold	1,162,007	1,868,296
Shares Reinvested	24,151	32,333
Shares Redeemed	(264,879)	(295,853)
Net increase in shares of beneficial interest outstanding	921,279	1,604,776

Class I:
Shares Sold	11,118,328	14,454,463
Shares Reinvested	329,882	555,287
Shares Redeemed	(4,576,766)	(12,807,418)
Net increase in shares of beneficial interest outstanding	6,871,444	2,202,332

See accompanying notes to financial statements.

Power Momentum Index Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2016
(Unaudited) (a)
FROM OPERATIONS
Net investment income	$10
Net change in unrealized depreciation on investments	(1,237)
Net decrease in net assets resulting from operations	(1,227)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,000
Class C	100
Class I	89,900
Net increase in net assets resulting from shares of beneficial interest	100,000

TOTAL INCREASE IN NET ASSETS	98,773

NET ASSETS
Beginning of Period	—
End of Period *	$98,773
*Includes undistributed net investment income of:	$10

SHARE ACTIVITY
Class A:
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000

Class C:
Shares Sold	10
Net increase in shares of beneficial interest outstanding	10

Class I:
Shares Sold	8,990
Net increase in shares of beneficial interest outstanding	8,990

(a)	The Power Momentum Index Fund commenced operations on December 23, 2016.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2016		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.85		$9.76	$10.34	$9.96	$9.77	$10.19

Activity from investment operations:
Net investment income (1)	0.10		0.02	0.18	0.39	0.34	0.24
Net realized and unrealized gain (loss) on investments	0.14		0.13	(0.57)	0.33	0.20	(0.40)
Total from investment operations	0.24		0.15	(0.39)	0.72	0.54	(0.16)

Less distributions from:
Net investment income	(0.06)		(0.06)	(0.19)	(0.34)	(0.34)	(0.22)
Net realized gains	—		—	—	—	—	(0.04)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.06)		(0.06)	(0.19)	(0.34)	(0.35)	(0.26)

Net asset value, end of period	$10.03		$9.85	$9.76	$10.34	$9.96	$9.77

Total return (2)	2.45	% (3)	1.53%	(3.81)%	7.30%	5.57%	(1.45)%

Net assets, at end of period (000s)	$33,338		$29,161	$28,058	$31,472	$25,194	$23,278

Ratio of expenses to average net assets (5)	1.57	% (4)	1.53%	1.49%	1.52%	1.50%	1.46%
Ratio of net investment income to average net assets (5,6)	2.02	% (4)	0.17%	1.83%	3.89%	3.31%	2.40%

Portfolio Turnover Rate	149	% (3)	238%	554%	93%	170%	547%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Period Ended
	2016		June 30,	June 30,
	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$9.78		$9.75	$9.99

Activity from investment operations:
Net investment income (loss) (2)	0.06		(0.05)	0.12
Net realized and unrealized gain (loss) on investments	0.14		0.12	(0.26)
Total from investment operations	0.20		0.07	(0.14)

Less distributions from:
Net investment income	(0.04)		(0.04)	(0.10)
Total distributions	(0.04)		(0.04)	(0.10)

Net asset value, end of period	$9.94		$9.78	$9.75

Total return (3)	1.97	% (4)	0.73%	(1.37	)% (4)

Net assets, at end of period (000s)	$3,713		$3,234	$2,319

Ratio of expenses to average net assets (5)	2.32	% (6)	2.28%	2.18	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	1.27	% (6)	(0.47)%	1.98	% (6)

Portfolio Turnover Rate	149	% (4)	238%	554	% (4,8)

(1)	The Power Income Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2016		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.85		$9.75	$10.33	$9.95	$9.76	$10.19

Activity from investment operations:
Net investment income (1)	0.11		0.02	0.21	0.42	0.37	0.26
Net realized and unrealized gain (loss) on investments	0.14		0.14	(0.58)	0.32	0.20	(0.39)
Total from investment operations	0.25		0.16	(0.37)	0.74	0.57	(0.13)
Less distributions from:
Net investment income	(0.06)		(0.06)	(0.21)	(0.36)	(0.37)	(0.26)
Net realized gains	—		—	—	—	—	(0.04)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.06)		(0.06)	(0.21)	(0.36)	(0.38)	(0.30)

Net asset value, end of period	$10.04		$9.85	$9.75	$10.33	$9.95	$9.76

Total return (2)	2.61	% (3)	1.70%	(3.57)%	7.56%	5.83%	(1.23)%

Net assets, at end of period (000s)	$174,400		$165,290	$232,718	$295,316	$224,806	$242,785

Ratio of expenses to average net assets (5)	1.32	% (4)	1.28%	1.25%	1.27%	1.25%	1.21%
Ratio of net investment income to average net assets (5,6)	2.27	% (4)	0.24%	2.06%	4.14%	3.65%	2.62%

Portfolio Turnover Rate	149	% (3)	238%	554%	93%	170%	547%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended		Period Ended
	2016		June 30,	June 30,		June 30,
	(Unaudited)		2016	2015		2014 (1)
Net asset value, beginning of period	$10.94		$10.78	$11.14		$10.00

Activity from investment operations:
Net investment income (2)	0.13		0.01	0.29		0.17
Net realized and unrealized gain (loss) on investments	0.62		0.38	(0.38)		1.10
Total from investment operations	0.75		0.39	(0.09)		1.27

Less distributions from:
Net investment income	(0.12)		(0.02)	(0.27)		(0.13)
Net realized gains	—		(0.19)	(0.00	) (3)	—
Return of capital	—		(0.02)	—		—
Total distributions	(0.12)		(0.23)	(0.27)		(0.13)

Paid-in-Capital From Redemption Fees (3)	0.00		0.00	0.00		0.00

Net asset value, end of period	$11.57		$10.94	$10.78		$11.14

Total return (4)	6.90	% (5)	3.75%	(0.81)%		12.79	% (5)

Net assets, at end of period (000s)	$229,868		$162,875	$100,736		$29,407

Ratio of expenses to average net assets	1.45	% (6)	1.50%	1.51%		1.75	% (6)
Ratio of net investment income to average net assets	2.30	% (6)	0.08%	2.61%		2.46	% (6)

Portfolio Turnover Rate	44	% (5)	99%	77%		22	% (5)

(1)	The Power Dividend Index Fund’s Class A shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Dividend Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended		Period Ended
	2016		June 30,		June 30,
	(Unaudited)		2016		2015 (1)
Net asset value, beginning of period	$10.88		$10.77		$11.51

Activity from investment operations:
Net investment income (loss) (2)	0.09		(0.07)		0.11
Net realized and unrealized gain (loss) on investments	0.61		0.37		(0.68)
Total from investment operations	0.70		0.30		(0.57)

Less distributions from:
Net investment income	(0.08)		(0.00	) (3)	(0.17)
Net realized gains	—		(0.19)		(0.00	) (3)
Total distributions	(0.08)		(0.19)		(0.17)

Paid-in-Capital From Redemption Fees (3)	0.00		0.00		0.00

Net asset value, end of period	$11.50		$10.88		$10.77

Total return (4)	6.48	% (5)	2.97%		(4.96	)% (5)

Net assets, at end of period (000s)	$42,737		$30,411		$12,825

Ratio of expenses to average net assets	2.20	% (6)	2.25%		2.36	% (6)
Ratio of net investment income (loss) to average net assets	1.55	% (6)	(0.66)%		1.72	% (6)

Portfolio Turnover Rate	44	% (5)	99%		77	% (7)

(1)	The Power Dividend Index Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended		Period Ended
	2016		June 30,	June 30,		June 30,
	(Unaudited)		2016	2015		2014 (1)
Net asset value, beginning of period	$10.95		$10.78	$11.14		$10.00

Activity from investment operations:
Net investment income (2)	0.15		0.02	0.32		0.18
Net realized and unrealized gain (loss) on investments	0.62		0.40	(0.39)		1.10
Total from investment operations	0.77		0.42	(0.07)		1.28

Less distributions from:
Net investment income	(0.14)		(0.04)	(0.29)		(0.14)
Net realized gains	—		(0.19)	(0.00	) (3)	—
Return of capital	—		(0.02)	—		—
Total distributions	(0.14)		(0.25)	(0.29)		(0.14)

Paid-in-Capital From Redemption Fees (3)	0.00		0.00	0.00		0.00

Net asset value, end of period	$11.58		$10.95	$10.78		$11.14

Total return (4)	7.01	% (5)	4.05%	(0.59)%		12.79	% (5)

Net assets, at end of period (000s)	$368,483		$273,188	$245,339		$97,896

Ratio of expenses to average net assets	1.20	% (6)	1.25%	1.25%		1.50	% (6)
Ratio of net investment income to average net assets	2.55	% (6)	0.16%	2.88%		2.68	% (6)

Portfolio Turnover Rate	44	% (5)	99%	77%		22	% (5)

(1)	The Power Dividend Index Fund’s Class I shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2016	2016	2016
	(Unaudited) (1)	(Unaudited) (1)	(Unaudited) (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment income (2)	—	—	0.00 (3)
Net realized and unrealized loss on investments	(0.12)	(0.12)	(0.12)
Total from investment operations	(0.12)	(0.12)	(0.12)

Net asset value, end of period	$9.88	$9.88	$9.88

Total return (4,5)	(1.20)%	(1.20)%	(1.20)%

Net assets, at end of period	$1,000	$10	$8,990

Ratio of expenses to average net assets (6)	173.04%	173.79%	172.79%
Ratio of net expenses to average net assets (5)	2.25%	3.00%	2.00%
Ratio of net investment income (loss) to average net assets (5)	0.50%	(0.25)%	0.75%

Portfolio Turnover Rate (6)	101%	101%	101%

(1)	The Power Momentive Index Fund commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2016

1.	ORGANIZATION

The Power Income Fund, Power Dividend Index Fund and Power Momentum Index Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Power Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Power Dividend Index Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Power Income Fund and Power Dividend Index Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Power Momentum Index Fund commenced operations on December 23, 2016.

The Funds’ investment objectives are as follows:

Power Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Dividend Index Fund – total return from income and capital appreciation. Capital preservation as a secondary objective of the Fund.

Power Momentum Index Fund – capital growth with a secondary objective of generating income.

The Funds each currently offer three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Funds’ investments measured at fair value:

Power Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$31,260,300	$—	$—	$31,260,300
Mutual Fund	168,692,328	—	—	168,692,328
Short-Term Investments	11,054,325	—	—	11,054,325
Total	$211,006,953	$—	$—	$211,006,953

Power Dividend Index Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$634,074,334	$—	$—	$634,074,334
Short-Term Investments	7,567,547	—	—	7,567,547
Total	$641,641,881	$—	$—	$641,641,881

Power Momentum Index Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$57,142	$—	$—	$57,142
Exchange Traded Fund	40,620	—	—	40,620
Short-Term Investments	1,002	—	—	1,002
Total	$98,764	$—	$—	$98,764

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of any level at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30th, 2013 - 2015, or expected to be taken in the Fund’s June 30, 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Power Income Fund	$306,245,633	$197,060,915
Power Dividend Index Fund	383,372,282	236,604,659
Power Momentum Index Fund	98,998	—

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. For the period ended December 31, 2016 the Advisor earned fees as follows:

Management Fee
Power Income Fund	$1,036,018
Power Dividend Index Fund	2,748,633
Power Momentum Index Fund	11

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the expenses of the Power Income Fund, Power Dividend Index and Power Momentum Index Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) at least until October 31, 2017, so that the total annual operating expenses do not exceed 2.25%, 3.00% and 2.00% of the average daily net assets of Class A, Class C and Class I shares, respectively, of each of the Power Income Fund, Power Dividend Index Fund and the Power Momentum Index Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three after the fiscal year end during which the amounts were waived. For the period ended December 31, 2016 the Power Momentum Index Fund waived fees in the amount of $2,324 which is subject to recapture until June 30, 2020. During the period ended December 31, 2016 the Power Income Fund and Power Dividend Index Fund did not waive any fees.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the period ended December 31, 2016 the Funds incurred distribution fees as follows:

	Class A	Class C
Power Income Fund	$40,884	$17,685
Power Dividend Index Fund	242,311	183,501
Power Momentum Index Fund	—	—

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the period ended December 31, 2016 the distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Power Income Fund	$8,908	$1,513
Power Dividend Index Fund	394,619	68,172
Power Momentum Index Fund	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

5.	REDEMPTION FEES

The Power Dividend Index Fund and Power Momentum Index Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to each of the respective Funds. For the period ended December 31, 2016, the Power Dividend Index Fund assessed $14,723, $10, and $594 in redemption fees for Class A, Class C and Class I shares, respectively. For the period ended December 31, 2016 the Power Momentum Index Fund did not receive any redemption fee proceeds.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2016 and June 30, 2015 was as follows:

	For the year ended June 30, 2016				For the year ended June 30, 2015
	Ordinary	Long-Term	Return of		Ordinary
Fund	Income	Capital Gains	Capital	Total	Income	Total
Power Income Fund	$1,484,802	$—	$—	$1,484,802	$6,038,288	$6,038,288
Power Dividend Index Fund	6,327,137	1,676,314	739,401	8,742,852	7,489,501	7,489,501

As of June 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Power Income Fund	$492,450	$—	$(12,687,086)	$—	$—	$1,151,493	$(11,043,143)
Power Dividend Index Fund	—	—	(16,030,216)	—	—	21,428,752	5,398,536

The difference between book basis and tax basis accumulated net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-corporations.

At June 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Power Income Fund	$12,687,086	$—	$12,687,086	Non-expiring
Power Dividend Index Fund	16,030,216	—	16,030,216	Non-expiring

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, and adjustments related to real estate investment trusts and return of capital distributions from C-corporation, resulted in reclassification for the year ended June 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
Fund	Capital	Income	Loss
Power Dividend Index Fund	$—	$496,095	$(496,095)

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2016, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Power Income Fund	43.66%
TD Ameritrade, Inc.	Power Dividend Index Fund	32.49%
Jeffrey R. Thompson	Power Momentum Index Fund	100.00%

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Power Momentum Index Fund (the “Fund”) currently invests a portion of its assets in the iShares 1-3 Year Treasury Bond ETF (the “iShares Portfolio”). The iShares Portfolio seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years. The Fund may redeem its investment from the iShares Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares Portfolio. The financial statements of the iShares Portfolio, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2016 the percentage of the Fund’s net assets invested in the iShares Portfolio was 41.1%.

9.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no additional events requiring adjustment or disclosure in the financial statements.

Power Funds
EXPENSE EXAMPLE (Unaudited)
December 31, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees or deferred sales charges on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 through December 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical***
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	7/1/16	12/31/16	Period	12/31/16	Period

Power Income Fund – Class A	1.57%	$1,000.00	$1,024.50	$ 8.01	$1,017.29	$ 7.98
Power Income Fund – Class C	2.27%	$1,000.00	$1,019.70	$11.56	$1,013.76	$11.52
Power Income Fund – Class I	1.27%	$1,000.00	$1,026.10	$ 6.49	$1,018.80	$ 6.46
Power Dividend Index Fund – Class A	1.45%	$1,000.00	$1,069.00	$ 7.56	$1,017.90	$ 7.38
Power Dividend Index Fund – Class C	2.20%	$1,000.00	$1,064.80	$11.45	$1,014.12	$11.17
Power Dividend Index Fund – Class I	1.20%	$1,000.00	$1,070.10	$ 6.26	$1,019.16	$ 6.11

					Hypothetical***
			Actual**		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	12/23/16	12/31/16	Period	12/31/16	Period

Power Momentum Index Fund – Class A	2.25%	$1,000.00	$988.00	$0.55	$1,013.86	$11.42
Power Momentum Index Fund – Class C	3.00%	$1,000.00	$988.00	$0.74	$1,010.08	$15.20
Power Momentum Index Fund – Class I	2.00%	$1,000.00	$988.00	$0.49	$1,015.12	$10.16

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (9) divided by the number of days in the fiscal year (365).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended 12/31/2016.

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2016

Power Momentum Index Fund – Adviser: W.E. Donoghue & Co., Inc.

In connection with the regular meeting held on March 23 & 24, 2016 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue & Co., Inc. (“WEDCO”) and the Trust, with respect to Power Momentum Index Fund (“Power Momentum”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that the adviser was founded in 1986 and has assets under management and advisement of approximately $1.6 billion. They noted that the adviser specializes in the management of tactical investment strategies for individuals, corporations, institutions, trusts, employee benefit plans and retirement plans. They acknowledged their familiarity with WEDCO because the firm serves as adviser to other series of the Trust, and they considered the investment team’s substantial experience in the financial services industry. They discussed the adviser’s proposed strategy for the fund, as well as the accompanying risks, and they considered the adviser’s methods for mitigating those risks. They noted the adviser’s procedures for monitoring compliance with investment limitations, as well as the adviser’s stated considerations for selecting brokers and attempting to achieve best execution. The Trustees reasoned that through their prior experience with Funds managed by WEDCO, the firm has exhibited a robust compliance and risk management culture with a focus on capital preservation. The Board concluded that the adviser has the potential to provide high quality service to Power Momentum and its future shareholders.

Performance. The Trustees reviewed the investment objective and strategy of Power Momentum, noting in particular that the fund will track a custom rules-based index and will employ a tactical overlay strategy to determine whether to take a bullish or defensive position. They reviewed the backtested performance of the strategy, noting that while the strategy modestly underperformed the benchmark over the 1- and 5-year periods, the strategy substantially outperformed the benchmark over the 10-year period. They discussed the tactical nature of the strategy, and reasoned that even though year-to-year performance can vary, the backtested results indicated that over the long-term the strategy had the potential to provide a reasonable return to shareholders.

Fees and Expenses. The Trustees considered the proposed advisory fee of 1.00%. They noted that the proposed advisory fee was higher than the averages of the peer group and Morningstar category, within the ranges of both, and equal to the highest advisory fee in the peer group. They also noted that the projected net expense ratio was higher than the averages of the peer group and Morningstar category, but within the ranges of both. They considered the resources required to execute the proposed strategy,

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2016

and that the adviser proposed to put an expense limitation in place. After discussion, it was the consensus of the Trustees that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the adviser will experience economies of scale with respect to the management of Power Momentum. They noted that the adviser had provided estimates of the asset levels at which economies of scale would likely be reached and when the adviser would be willing to discuss breakpoints. The Trustees concluded that economies were unlikely to be reached during the initial term of the agreement, and that the absence of breakpoints was acceptable at this time. They agreed that the matter of economies of scale would be revisited as the size of the fund materially increases.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. They noted that because Power Momentum had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that the adviser anticipated earning a reasonable profit, measured both in dollars and as a percentage of revenues, over the first two years of operations. They reasoned that based on the information provided by the adviser, the estimated profitability was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the advisory agreement was in the best interests of the future shareholders of Power Momentum Index Fund.

* Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC
629 Washington Street
Norwood, MA 02062

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/8/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 3/8/17